Details of Significant Accounts - Summary of Components of Income Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current income tax:
Current income tax on profits for the year	$ 30	$ 906	$ 538	$ 735
Prior year income tax underestimation	107	3,214	329	133
Total current income tax	138	4,120	867	868
Deferred income tax:
Origination and reversal of temporary differences				83
Tax expense (income), continuing operations	$ 138	$ 4,120	$ 867	$ 951